Discontinued Operations - Schedule of Revenue and Expenses Related to all Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue and Expenses Related to all Discontinued Operations [Abstract]
Revenue	$ 221,735	$ 627,443
Cost of revenue	(797)	(253,460)
Selling expenses	137,312	(179,789)
General and administrative expenses	(60,208)	(454,013)
Other (expenses) income	(321)	(654)
Loss from disposal of discontinued operations	(6,342)
Results of discontinued operations	$ 291,379	$ (260,473)